Offerings - Offering: 1	Mar. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	555,000
Proposed Maximum Offering Price per Unit	2.542
Maximum Aggregate Offering Price	$ 1,410,810.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 194.83
Offering Note	Note 1.a: In accordance with Rule 416(a) under the Securities Act of 1933, as amended (Securities Act), this Registration Statement shall be deemed to cover any additional securities that may from time to time be offered or issued pursuant to the above named plans to prevent dilution resulting from stock splits, stock dividends or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the above named plans described herein. Note 1.b: Represents additional shares of the Registrant's common stock available for issuance pursuant to awards that may be granted under the Second Amended and Restated Virgin Galactic Holdings, Inc. 2023 Employment Inducement Incentive Award Plan (the Inducement Plan). Note 1.c: Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Registrant's common stock as reported on the New York Stock Exchange on March 25, 2026, which date is within five business days prior to filing this Registration Statement.